Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Revenues and Expenses (Detail) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
		Feb. 29, 2016	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Other operating income				$ 948,737	$ 634,674	[1]	$ 968,053	[1]
Revenues and Other Operating Income				10,540,327	7,686,133	[1]	8,097,386	[1]
Raw materials and consumables used				(5,985,112)	(3,911,769)	[1]	(4,241,880)	[1]
Contribution Margin				4,555,215	3,774,364	[1]	3,855,506	[1]
Other work performed by the entity and capitalized				173,186	99,449	[1]	102,490	[1]
Employee benefits expenses				(837,984)	(626,102)	[1]	(744,907)	[1]
Depreciation and amortization expense				(648,114)	(473,238)	[1]	(489,594)	[1]
Reversal of impairment loss (impairment losses) recognized in profit or loss				(79,748)	(157,078)		(60,808)
Other expenses				(943,156)	(817,375)	[1]	(746,176)	[1]
Operating income				2,219,399	1,800,020	[1]	1,916,511	[1]
Other gains (losses)				5,345	12,141	[1]	(10,029)	[1]
Financial income				293,843	276,457	[1]	450,230	[1]
Financial costs				(869,535)	(773,157)	[1]	(588,742)	[1]
Share of profit (loss) of associates and joint ventures accounted for using the equity method				3,310	2,706	[1]	5,091	[1]
Foreign currency exchange differences				(6,714)	58,934	[1]	195,870	[1]
Income from continuing operations, before taxes				$ 1,645,648	1,376,069	[1]	1,954,778	[1]
NET INCOME FROM DISCONTINUED OPERATIONS	[1]				$ 170,263		593,118
Assets and Liabilities Classified as Held for Distribution [Member]
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Revenues			$ 595,706				3,639,277
Other operating income			3,788				22,508
Revenues and Other Operating Income			599,494				3,661,785
Raw materials and consumables used			(350,008)				(2,263,576)
Contribution Margin			249,486				1,398,209
Other work performed by the entity and capitalized			4,980				32,081
Employee benefits expenses			(23,808)				(208,573)
Depreciation and amortization expense							(233,999)
Reversal of impairment loss (impairment losses) recognized in profit or loss			(1,433)				4,666
Other expenses			(24,536)				(192,222)
Operating income			204,689				800,162
Other gains (losses)							30,633
Financial income			3,791				23,324
Financial costs			(12,743)				(94,112)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			1,913				13,602
Foreign currency exchange differences			(31)				(20,459)
Gains from indexed assets and liabilities			393				7,391
Income from continuing operations, before taxes			198,012				760,540
Income tax expense, discontinued operations			(27,749)				(167,422)
NET INCOME FROM DISCONTINUED OPERATIONS		$ 170,263	$ 170,263				$ 593,118

[1]	As Restated